Property, Plant and Equipment - Schedule of Impairment Losses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	¥ (1,426,678)	¥ (1,244,072)	¥ (1,106,846)
Research and development expenses	(729,924)	(633,325)	(526,087)
Accumulated impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	(6,225)	(375)	(261)
Selling, general and administrative expenses	0	(75)	(34)
Research and development expenses	(1,307)	0	0
Other operating expenses	(7,923)	(1,881)	(92)
Total	¥ (15,454)	¥ (2,331)	¥ (388)